UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2004
Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one):	[X] is a restatement
					[ ] adds new holdings entries
Institutional Investment Manager Filing this Report:
	Name:		Harbour Investment Management, L.L.C.
	Address:	2722 Colby Ave - Suite 520
			Everett, WA 98201

	13F File Number:028-10605

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Erika L. Hill, CFA
Title:		Chief Compliance Officer
Phone:		425-742-1557
Signature,		Place,		and Date of Signing:
Erika L. Hill, CFA	Everett, WA	October 27, 2008

Report Type (Check only one):
				[X] 13F Holdings Report
				[ ] 13F Notice
				[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		59
Form 13F Information Table Value Total:		98138 (X$1000)

List of Other Included Managers:


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FORM 13F INFORMATION TABLE

NAME OF			TITLE	CUSIP		VALUE	SHRS/	SHRS/	PUT/	INVST	OTHER	VOTE AUTHORITY
ISSUER			OF CLASS		(X$1000)PRN AMT	PRN	CALL	DSCRTN	MNGRS	SOLE	SHRD	NONE

3M CO			COM	88579Y101	414	4604	SHRS		SOLE		4604
Abbott Laboratories	COM	002824100	459	11254	SHRS		SOLE		11254
American Express	COM	025816109	526	10242	SHRS		SOLE		10242
American Intl Group	COM	026874107	1683	23610	SHRS		SOLE		23610
Amgen Inc		COM	031162100	1809	33143	SHRS		SOLE		33143
Bank of America		COM	060505104	1302	15390	SHRS		SOLE		15390
Bank of New York	COM	064057102	1252	42473	SHRS		SOLE		42473
BellSouth Corp		COM	079860102	277	10564	SHRS		SOLE		10564
Berkshire Hathaway B	COM	084670207	2045	692	SHRS		SOLE		692
Boeing Company		COM	097023105	298	5824	SHRS		SOLE		5824
Cisco Systems		COM	17275r102	747	31523	SHRS		SOLE		31523
CityBank		COM	17770a109	1413	44136	SHRS		SOLE		44136
Coca Cola		COM	191216100	1356	26863	SHRS		SOLE		26863
Comcast			COM	20030n200	757	27404	SHRS		SOLE		27404
ConocoPhillips		COM	20825c104	2646	34685	SHRS		SOLE		34685
Costco Wholesale	COM	22160k105	3027	73495	SHRS		SOLE		73495
Danaher Inc		COM	235851102	400	7714	SHRS		SOLE		7714
Dell Inc		COM	247025109	1479	41300	SHRS		SOLE		41300
Emerson Electric	COM	291011104	1550	24384	SHRS		SOLE		24384
Exxon Mobil		COM	30231g102	2938	66164	SHRS		SOLE		66164
Frontier Financial	COM	35907k105	2129	60926	SHRS		SOLE		60926
General Electric	COM	369604103	2367	73040	SHRS		SOLE		73040
Hewlett-Packard		COM	428236103	1577	74754	SHRS		SOLE		74754
Home Depot		COM	437076102	819	23271	SHRS		SOLE		23271
Horizon Financial	COM	44041f105	2410	121085	SHRS		SOLE		121085
Icos Corp		COM	449295104	892	29890	SHRS		SOLE		29890
Integrated Electric	COM	45811e103	81	10000	SHRS		SOLE		10000
Intel Corp		COM	458140100	3014	109221	SHRS		SOLE		109221
Internap		COM	45885a102	31	25500	SHRS		SOLE		25500
Johnson & Johnson	COM	478160104	2725	48917	SHRS		SOLE		48917
Kimberly Clark		COM	494368103	881	13366	SHRS		SOLE		13366
Medtronic Inc		COM	585055106	1064	21844	SHRS		SOLE		21844
Merck			COM	589331107	2003	42162	SHRS		SOLE		42162
Microsoft		COM	594918104	12939	453036	SHRS		SOLE		453036
Mylan Labs		COM	628530107	946	46740	SHRS		SOLE		46740
New York Times A	COM	650111107	1457	32595	SHRS		SOLE		32595
Newmont Mining Corp	COM	651639106	626	16150	SHRS		SOLE		16150
Nokia Corp		COM	654902204	583	40114	SHRS		SOLE		40114
Novo Nordisk AS		COM	670100205	681	13120	SHRS		SOLE		13120
Paccar			COM	693718108	4400	75867	SHRS		SOLE		75867
Pepsico			COM	713448108	2220	41214	SHRS		SOLE		41214
Pfizer			COM	717081103	3241	94563	SHRS		SOLE		94563
Plum Creek Timber	COM	729251108	771	23666	SHRS		SOLE		23666
Procter & Gamble	COM	742718109	265	4874	SHRS		SOLE		4874
Royal Dutch		COM	780257804	2551	49375	SHRS		SOLE		49375
Safeco Corp		COM	786429100	2893	65757	SHRS		SOLE		65757
SBC Communications	COM	78387g103	841	34662	SHRS		SOLE		34662
Schlumberger Ltd	COM	806857108	1127	17740	SHRS		SOLE		17740
Shell Tr & Tr		COM	822703609	295	6610	SHRS		SOLE		6610
Starbucks Corp		COM	855244109	1643	37780	SHRS		SOLE		37780
Stryker Corp		COM	863667101	1002	18217	SHRS		SOLE		18217
Sungard Data		COM	867363103	1102	42375	SHRS		SOLE		42375
United Parcel Svc	COM	911312106	1643	21855	SHRS		SOLE		21855
Verizon Communic	COM	92343v104	779	21536	SHRS		SOLE		21536
Walgreen Company	COM	931422109	2468	68162	SHRS		SOLE		68162
Wal-Mart Stores		COM	931142103	2593	49156	SHRS		SOLE		49156
Washington Federal	COM	938824109	2966	123595	SHRS		SOLE		123595
Washington Mutual	COM	939322103	1045	27053	SHRS		SOLE		27053
Wyeth			COM	983024100	690	19090	SHRS		SOLE		19090
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